Accounts and notes receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts and notes receivable
Accounts receivable

	As at 31 December
	2021	2020

Accounts receivable	40,274,603	30,045,678
Notes receivable	3,743,482	8,325,966

	44,018,085	38,371,644

Less: Loss allowance	140,088	155,929

Total	43,877,997	38,215,715

Analyzed into:
Accounts receivable
- At amortized cost	39,996,822	28,789,790
- At fair value through other comprehensive income
	277,781	1,255,888
Notes receivable
- At amortized cost	3,743,482	8,325,966

Gross amounts of account receivable denominated in currencies

	As at 31 December
	2021	2020

RMB	39,818,368	35,113,954
S$(RMB equivalent)	1,177,499	996,686
US$(RMB equivalent)	85,595	21,640
PKR (RMB equivalent)	2,936,623	2,239,364

Total	44,018,085	38,371,644

Movements of loss allowance

	2021	2020
Beginning of the year	(155,929)	(195,320)
Provision	(22,096)	(24,105)
Reversal	36,586	441
Write-off	925	20
Others	—	62,772
Currency translation differences	426	263

End of the year	(140,088)	(155,929)

Ageing analysis of accounts receivable and notes receivable based on the invoice date

	As at 31 December
	2021	2020
Within 1 year	43,683,311	37,966,985
Between 1 to 2 years	114,471	174,604
Between 2 to 3 years	59,241	86,388
Over 3 years	161,062	143,667

Total	44,018,085	38,371,644